Cover	Sep. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2026
Entity File Number	000-56568
Entity Registrant Name	HNO INTERNATIONAL, INC.
Entity Central Index Key	0001342916
Entity Tax Identification Number	20-2781289
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	41558 Eastman Drive
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Murrieta
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92562
City Area Code	951
Local Phone Number	305-8872
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false